EMPLOYEE RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

15.  EMPLOYEE RETIREMENT PLAN

Following the Acquisition, the Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code which allows eligible employees who meet minimum age requirements to contribute a portion of their annual compensation on a pre-tax basis.  The Company has not made any matching contributions under this plan.